Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expenses

	2017	2016

Wages and salaries	$331,521	$379,620
Statutory and company benefits	60,334	66,402
Expenses related to defined benefit plans [note 23]	5,208	5,128
Expenses related to defined contribution plans [note 23]	15,929	17,716
Equity-settled share-based compensation [note 22]	18,433	19,305
Cash-settled share-based compensation [note 22]	134	(822)

Total	$431,559	$487,349